Equity Transaction with Non-controlling Interests	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Equity Transaction with Non-controlling Interests
31.	EQUITY TRANSACTION WITH NON-CONTROLLING INTERESTS

a.	USISH
In 2021 and 2022, USISH repurchased
its
own 16,042 thousand at RMB13.86-14.95 per share and 9,356 thousand outstanding ordinary shares at RMB11.15-14.38 per share, respectively, and made the Group’s shareholdings of USISH increased. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USISH and, as a result, the Group’s capital surplus was then decreased by NT$11,277 thousand and NT$8,963 thousand, respectively, and retained earnings was then decreased by NT$436,927 thousand and NT$211,184 thousand, respectively.

b.	USIE
In December 2021, the shareholders’ meeting of USIE resolved to repurchase its own 9,137 thousand outstanding ordinary shares at US$17.20 per share, and made the Group’s shareholdings of USIE increased from 95.85% to 100.00%. The transaction was accounted for as an equity transaction since the transaction did not change the Group’s control over USIE and, then, capital surplus and retained earnings were decreased by NT$47,171 thousand and NT$2,093,787 thousand, respectively, in the fourth quarter of 2021. In December 2021, the board of directors of USIE resolved that December 22, 2021 was the record date for capital reduction and the repurchased ordinary shares were subsequently cancelled.